Intangible asset (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At January 1, 2026	19,023	2,291	69	21,383
Acquisition	366	-	-	366
At June 30, 2026 (unaudited)	19,389	2,291	69	21,749

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortization and impairment
At January 1, 2026	13,378	2,291	69	15,738
Amortization charge for the period	–	–	-	-
At June 30, 2026 (unaudited)	13,378	2,291	69	15,738
Net book value
At June 30, 2026 (unaudited)	6,011	–	-	6,011

Schedule of condensed financial statements

	Carrying amount
	As at June 30, 2026 £’000	As at December 31, 2025 £’000
MTX228 tolimidone acquired IPRD*	2,938	2,938
MTX230 eRapa acquired IPRD*	2,707	2,707
MTX240 acquired IPRD*	366	-

*asset is not yet in use and has not started amortizing